UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3346

                          OPPENHEIMER SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: OCTOBER

                    Date of reporting period: APRIL 30, 2006


ITEM 1.  REPORTS TO STOCKHOLDERS.

OPPENHEIMER DISCIPLINED ALLOCATION FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                    7.9%
--------------------------------------------------------------------------------
Media                                                                       6.1
--------------------------------------------------------------------------------
Aerospace & Defense                                                         3.8
--------------------------------------------------------------------------------
Oil & Gas                                                                   3.3
--------------------------------------------------------------------------------
Diversified Financial Services                                              2.9
--------------------------------------------------------------------------------
Pharmaceuticals                                                             2.7
--------------------------------------------------------------------------------
Biotechnology                                                               2.7
--------------------------------------------------------------------------------
Tobacco                                                                     2.5
--------------------------------------------------------------------------------
Insurance                                                                   2.5
--------------------------------------------------------------------------------
Electric Utilities                                                          2.2

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         2.9%
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                  2.7
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.5
--------------------------------------------------------------------------------
BP plc, ADR                                                                 2.5
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.3
--------------------------------------------------------------------------------
UBS AG                                                                      2.1
--------------------------------------------------------------------------------
Cendant Corp.                                                               1.8
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                              1.8
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              1.7
--------------------------------------------------------------------------------
AES Corp. (The)                                                             1.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.


                   5 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Stocks                    49.5%
      Bonds and Notes           45.6
      Cash Equivalents           4.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                   6 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   7 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                BEGINNING      ENDING            EXPENSES
                                ACCOUNT        ACCOUNT           PAID DURING
                                VALUE          VALUE             6 MONTHS ENDED
                                (11/1/05)      (4/30/06)         APRIL 30, 2006
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00      $1,031.20         $ 5.91
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00       1,018.99           5.87
--------------------------------------------------------------------------------
Class B Actual                   1,000.00       1,026.80          10.25
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00       1,014.73          10.19
--------------------------------------------------------------------------------
Class C Actual                   1,000.00       1,026.60          10.15
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00       1,014.83          10.09
--------------------------------------------------------------------------------
Class N Actual                   1,000.00       1,029.20           7.93
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00       1,017.01           7.88

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2006 are as follows:
--------------------------------------------------------------------------------

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.17%
---------------------------
Class B           2.03
---------------------------
Class C           2.01
---------------------------
Class N           1.57

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                   8 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                           VALUE
                                                                                         SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--53.4%
-----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.5%
-----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
WCI Communities, Inc. 1                                                                  19,000    $     486,970
-----------------------------------------------------------------------------------------------------------------
MEDIA--6.1%
Liberty Global, Inc., Series A 1                                                        108,331        2,243,535
-----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                        108,331        2,163,370
-----------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                            407,700        3,404,295
                                                                                                   --------------
                                                                                                       7,811,200

-----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.1%
-----------------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Constellation Brands, Inc., Cl. A 1                                                      46,600        1,151,020
-----------------------------------------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                                                                11,200          742,000
                                                                                                   --------------
                                                                                                       1,893,020

-----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Wal-Mart Stores, Inc.                                                                    21,700          977,151
-----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                                                      16,300          369,684
-----------------------------------------------------------------------------------------------------------------
TOBACCO--2.5%
Altria Group, Inc.                                                                       44,500        3,255,620
-----------------------------------------------------------------------------------------------------------------
ENERGY--3.9%
-----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Halliburton Co.                                                                           8,500          664,275
-----------------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
BP plc, ADR                                                                              43,200        3,184,704
-----------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                       4,300          378,486
-----------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                                     7,600          681,340
                                                                                                   --------------
                                                                                                       4,244,530

-----------------------------------------------------------------------------------------------------------------
FINANCIALS--10.3%
-----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.2%
UBS AG                                                                                   23,158        2,744,901
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.7%
Wachovia Corp.                                                                           11,988          717,482
-----------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                        21,000        1,442,490
                                                                                                   --------------
                                                                                                       2,159,972

-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.9%
Bank of America Corp.                                                                    20,602        1,028,452
-----------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                             3,600          513,036
-----------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                              17,200        1,490,208


                   9 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                           VALUE
                                                                                         SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Citigroup, Inc.                                                                          13,977    $     698,151
                                                                                                   --------------
                                                                                                       3,729,847

-----------------------------------------------------------------------------------------------------------------
INSURANCE--2.5%
American International Group, Inc.                                                        7,700          502,425
-----------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                     9,000          819,000
-----------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                          38,400        1,274,880
-----------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                      23,300          642,381
                                                                                                   --------------
                                                                                                       3,238,686

-----------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Countrywide Financial Corp.                                                              18,300          744,078
-----------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                               9,200          561,752
                                                                                                   --------------
                                                                                                       1,305,830

-----------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.5%
-----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.7%
Amgen, Inc. 1                                                                            16,600        1,123,820
-----------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                                            33,400          381,094
-----------------------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                                    15,300          294,066
-----------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1,2                                                                      30,700          966,129
-----------------------------------------------------------------------------------------------------------------
Myogen, Inc. 1                                                                            9,300          307,458
-----------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                            31,700          348,700
                                                                                                   --------------
                                                                                                       3,421,267

-----------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Boston Scientific Corp. 1                                                                24,600          571,704
-----------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                                   6,500          356,330
                                                                                                   --------------
                                                                                                         928,034

-----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Manor Care, Inc.                                                                         12,200          534,970
-----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.7%
MGI Pharma, Inc. 1                                                                       19,400          362,392
-----------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             58,500        1,481,805
-----------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                   34,700        1,632,288
                                                                                                   --------------
                                                                                                       3,476,485

-----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.0%
-----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Honeywell International, Inc.                                                            34,800        1,479,000
-----------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                131,300        2,054,845


                  10 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                                           VALUE
                                                                                         SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
United Technologies Corp.                                                                22,400    $   1,406,944
                                                                                                   --------------
                                                                                                       4,940,789

-----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Cendant Corp.                                                                           130,900        2,281,587
-----------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Gamesa Corporacion Tecnologica SA                                                        21,500          467,356
-----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.9%
-----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.9%
Cisco Systems, Inc. 1                                                                    79,700        1,669,715
-----------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                 37,900          700,392
                                                                                                   --------------
                                                                                                       2,370,107

-----------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Hutchinson Technology, Inc. 1                                                            21,400          508,678
-----------------------------------------------------------------------------------------------------------------
Palm, Inc. 1                                                                             18,000          406,800
                                                                                                   --------------
                                                                                                         915,478

-----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
ATI Technologies, Inc. 1                                                                 32,600          505,952
-----------------------------------------------------------------------------------------------------------------
SOFTWARE--7.9%
Compuware Corp. 1                                                                       127,500          979,200
-----------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                         123,000        2,970,450
-----------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                          136,000        1,117,920
-----------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                         64,400        1,405,852
-----------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                   215,450        3,673,423
                                                                                                   --------------
                                                                                                      10,146,845

-----------------------------------------------------------------------------------------------------------------
MATERIALS--0.7%
-----------------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
Praxair, Inc.                                                                            16,400          920,532
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
IDT Corp., Cl. B 1                                                                      153,700        1,706,070
-----------------------------------------------------------------------------------------------------------------
UTILITIES--2.2%
-----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.2%
AES Corp. (The) 1                                                                       121,500        2,061,855
-----------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                   67,500          766,125
                                                                                                   --------------
                                                                                                       2,827,980
                                                                                                   --------------
Total Common Stocks (Cost $58,841,003)                                                                68,325,138


                  11 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.5%
-----------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 5.139%, 11/25/35 3                                        $   110,000    $     110,096
-----------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.983%, 4/20/08 3                                                80,000           80,057
-----------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., Home Equity Asset-Backed Securities,
Series 2004-W8, Cl. A2, 5.439%, 5/25/34 3                                               390,000          392,804
-----------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                                                  120,445          120,145
-----------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                   270,000          264,683
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                   31,803           31,793
-----------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                         300,518          300,055
-----------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                   21,938           21,831
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                  79,737           79,214
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                 184,444          183,363
Series 2005-D, Cl. AV2, 5.229%, 10/25/35 3                                              220,000          220,196
-----------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                       180,527          179,793
-----------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                      40,000           38,034
-----------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2005-WF2,
Cl. AF2, 4.922%, 8/25/35 3                                                              257,418          254,611
-----------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program,
Credit Card Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 4        250,000          255,428
-----------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 5.329%, 2/25/33 3                                                  4,125            4,134
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 3                                             102,387          101,810
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 3                                              80,000           79,541
Series 2005-17, Cl. 1AF1, 5.159%, 5/25/36 3                                             159,250          159,363
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 3                                              50,000           49,709
-----------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                     10,107           10,107
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                     70,274           70,198
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                   101,899          101,728
-----------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 3                                                 60,856           60,672
-----------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates,
Home Equity Receivables:
Series 2005-FF10, Cl. A3, 5.169%, 11/25/35 3                                            330,000          330,334
Series 2006-FF5, Cl. 2A1, %, 5/15/36 3,5                                                120,000          120,000


                  12 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                              $   190,000    $     188,040
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                    66,425           66,338
-----------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                                   488,729          487,459
-----------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                    23,711           23,688
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                  164,651          164,091
-----------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan
Pass-Through Certificates, Series 2005-3, Cl. A1, 5.183%, 1/20/35 3                     141,603          141,789
-----------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 3                                               209,870          209,419
-----------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 6                                  544,489          553,892
-----------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.251%, 3/15/16 3                                               360,000          383,703
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Home Equity Receivables,
Series 2005-WMC6, Cl. A2B, 5.219%, 7/25/35 3                                            100,000          100,260
-----------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                   104,509          104,269
-----------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 3                                              70,000           69,321
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 3                                               60,000           59,204
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 3                                               90,000           88,966
-----------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                     170,000          169,090
-----------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Home Equity Asset-Backed
Securities, Series 2006-2, Cl. A1, 4.878%, 4/25/36 3                                    144,998          145,082
-----------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                263,177          262,403
-----------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                   101,148          100,956
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 3                                                51,121           50,922
-----------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                                    36,612           36,644
-----------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                   24,569           24,542
                                                                                                   --------------
Total Asset-Backed Securities (Cost $7,061,523)                                                        7,049,777


                  13 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--26.5%
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.3%
-----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.1%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/18 5                                                                     $   270,519    $     258,027
4.50%, 5/1/19                                                                           741,407          706,793
5%, 8/1/33-6/1/36 5                                                                   1,110,854        1,052,456
6%, 4/1/17-7/1/24                                                                       785,382          791,955
6.50%, 4/1/18-4/1/34                                                                    801,692          818,717
7%, 6/1/29-11/1/32                                                                      721,499          742,186
8%, 4/1/16                                                                               73,000           77,430
9%, 8/1/22-5/1/25                                                                        21,380           23,003
-----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                                       62,491           63,671
Series 2053, Cl. Z, 6.50%, 4/15/28                                                       70,774           72,341
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                      96,836           98,561
Series 2075, Cl. D, 6.50%, 8/15/28                                                      193,069          197,354
Series 2080, Cl. Z, 6.50%, 8/15/28                                                       61,344           62,305
Series 2387, Cl. PD, 6%, 4/15/30                                                         55,142           55,283
Series 2456, Cl. BD, 6%, 3/15/30                                                          8,021            8,016
Series 2500, Cl. FD, 5.41%, 3/15/32 3                                                    30,101           30,380
Series 2526, Cl. FE, 5.31%, 6/15/29 3                                                    40,488           40,708
Series 2551, Cl. FD, 5.31%, 1/15/33 3                                                    31,709           32,083
Series 2583, Cl. KA, 5.50%, 3/15/22                                                     131,555          131,474
Series 2921, Cl. NG, 5%, 1/15/35                                                        490,000          441,371
-----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.782%, 6/1/26 7                                                    58,376           13,729
Series 183, Cl. IO, 9.549%, 4/1/27 7                                                     88,378           21,587
Series 184, Cl. IO, 15.535%, 12/1/26 7                                                   96,698           22,200
Series 192, Cl. IO, 15.174%, 2/1/28 7                                                    28,276            6,410
Series 200, Cl. IO, 13.817%, 1/1/29 7                                                    33,547            8,229
Series 2003-118, Cl. S, 14.355%, 12/25/33 7                                             482,188           53,842
Series 2130, Cl. SC, 1.356%, 3/15/29 7                                                   76,220            4,966
Series 2796, Cl. SD, 5.205%, 7/15/26 7                                                  101,217            6,705
Series 2920, Cl. S, 4.193%, 1/15/35 7                                                   627,758           26,002
Series 3000, Cl. SE, 6.965%, 7/15/25 7                                                  626,420           17,375
-----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 4.596%, 6/1/26 8                               32,594           26,045
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-11/1/33                                                                    1,196,182        1,152,183
5%, 6/1/33-5/1/36 5                                                                   4,703,280        4,449,542
5.50%, 2/1/33-11/1/34                                                                 3,747,722        3,650,711
5.50%, 5/1/21-5/25/36 5                                                               3,230,000        3,171,542
6%, 7/1/16-11/1/32                                                                      296,018          296,920
6.50%, 3/1/26-10/1/30                                                                    79,746           81,548
6.50%, 12/1/29-5/1/36 5                                                               2,859,370        2,912,856


                  14 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
7%, 11/1/17-5/1/36                                                                  $ 2,475,978    $   2,545,449
7.50%, 1/1/08-1/1/33                                                                     80,349           83,298
8.50%, 7/1/32                                                                             5,990            6,471
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                     211,611          216,603
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                    167,544          171,588
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                       243,809          249,960
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                       32,192           32,325
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                  243,671          248,498
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                       40,879           41,092
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                       22,117           22,126
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                        8,431            8,429
Trust 2002-77, Cl. WF, 5.31%, 12/18/32 3                                                 47,669           48,100
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                     236,000          224,829
Trust 2005-30, Cl. UG, 5%, 4/25/35                                                      528,000          474,331
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                   160,000          143,337
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                   550,000          532,145
Trust 2006-50, Cl. SK, 5.72%, 5/15/36 5                                                 160,000          143,713
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 5.323%, 10/25/23 7                                               51,472            4,869
Trust 2002-38, Cl. SO, 1.073%, 4/25/32 7                                                 73,585            4,167
Trust 2002-47, Cl. NS, 4.169%, 4/25/32 7                                                120,361           10,471
Trust 2002-51, Cl. S, 4.309%, 8/25/32 7                                                 110,573            9,478
Trust 2002-77, Cl. IS, 4.994%, 12/18/32 7                                               125,368           10,870
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 14.53%, 6/1/23 7                                                      203,008           45,475
Trust 240, Cl. 2, 17.628%, 9/1/23 7                                                     315,195           77,548
Trust 247, Cl. 2, 13.094%, 10/1/23 7                                                    330,226           79,793
Trust 252, Cl. 2, 10.746%, 11/1/23 7                                                    149,862           36,737
Trust 273, Cl. 2, 15.9%, 8/1/26 7                                                        43,663           10,275
Trust 319, Cl. 2, 12.866%, 2/1/32 7                                                      61,126           16,042
Trust 321, Cl. 2, 8.216%, 4/1/32 7                                                      598,996          157,479
Trust 329, Cl. 2, 10.763%, 1/1/33 7                                                     103,579           26,762
Trust 331, Cl. 9, 1.712%, 2/1/33 7                                                      166,982           39,273
Trust 333, Cl. 2, 11.466%, 4/1/33 7                                                   1,303,830          339,861
Trust 334, Cl. 17, 10.552%, 2/1/33 7                                                     99,600           23,755
Trust 344, Cl. 2, 6%, 12/1/33 7                                                         352,488           90,447
Trust 2001-65, Cl. S, 14.671%, 11/25/31 7                                               283,035           25,145
Trust 2001-81, Cl. S, 5.886%, 1/25/32 7                                                  61,263            5,129
Trust 2002-9, Cl. MS, 5.031%, 3/25/32 7                                                  85,908            7,731
Trust 2002-52, Cl. SD, 1.229%, 9/25/32 7                                                133,511           11,402
Trust 2002-77, Cl. SH, 7.421%, 12/18/32 7                                                79,603            6,928


                  15 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security: Continued
Trust 2002-96, Cl. SK, 15.654%, 4/25/32 7                                           $   741,785    $      67,407
Trust 2003-4, Cl. S, 14.704%, 2/25/33 7                                                 156,472           16,540
Trust 2004-54, Cl. DS, 0.593%, 11/25/30 7                                               112,195            5,493
Trust 2005-6, Cl. SE, 4.525%, 2/25/35 7                                                 422,729           17,871
Trust 2005-19, Cl. SA, 3.387%, 3/25/35 7                                              1,650,828           74,002
Trust 2005-40, Cl. SA, 3.871%, 5/25/35 7                                                354,894           15,540
Trust 2005-71, Cl. SA, 9.771%, 8/25/25 7                                                393,410           18,126
Trust 2006-33, CL. SP, 18.973%, 5/25/36 7                                             1,168,000           68,449
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.551%, 9/25/23 8                           66,620           53,004
                                                                                                   --------------
                                                                                                      28,194,869

-----------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
7%, 4/15/09-2/15/24                                                                     109,806          113,294
7.50%, 3/15/09                                                                           62,712           64,249
8%, 5/15/17                                                                              44,070           46,673
8.50%, 8/15/17-12/15/17                                                                  27,851           29,838
-----------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (2.562)%, 1/16/27 7                                             184,213            9,975
Series 2002-76, Cl. SY, (2.116)%, 12/16/26 7                                            254,658           14,481
Series 2004-11, Cl. SM, (4.72)%, 1/17/30 7                                               91,714            5,048
                                                                                                   --------------
                                                                                                         283,558

-----------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.2%
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.7%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                 210,000          199,719
Series 2005-2, Cl. A4, 4.783%, 7/10/43 3                                                280,000          269,154
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                  230,000          221,902
-----------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                  178,178          174,987
-----------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                  150,078          151,156
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 3                                                35,452           35,400
-----------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                             100,000           97,134
-----------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO,
Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                 60,000           59,359
-----------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Commercial Mtg. Obligations, Series 2005-CD1, Cl. A4, 5.40%, 7/15/44 3                  260,000          252,418


                  16 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Countrywide Alternative Loan Trust, CMO,
Series 2004-J9, Cl. 1A1, 5.139%, 10/25/34 3                                         $    13,284    $      13,292
-----------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.577%, 4/29/39 3,4                               68,705           68,838
-----------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                  90,000           86,025
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                 140,000          137,270
-----------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Commercial Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                  55,041           55,807
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                140,000          133,468
-----------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                190,000          183,379
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                150,000          148,110
-----------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                60,000           58,083
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                              230,000          225,821
Series 2006-LDP6, Cl. A4, 5.475%, 4/15/43                                               260,000          254,524
-----------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                      160,000          157,035
-----------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                    265,372          258,228
Series 2004-9, Cl. A3, 4.70%, 8/25/34 3                                                 498,162          494,057
-----------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15              192,000          206,161
-----------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                   128,986          128,113
-----------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                300,000          293,277
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 3                                              160,000          155,961
-----------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.677%, 5/25/35 3                                145,148          144,838
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO,
Series 2004-DD, Cl. 2A1, 4.516%, 1/25/35 3                                              111,333          110,785
                                                                                                   --------------
                                                                                                       4,774,301

-----------------------------------------------------------------------------------------------------------------
OTHER--0.2%
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates,
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                               200,000          194,784


                  17 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, CMO,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                             $   392,130    $     395,806
                                                                                                   --------------
Total Mortgage-Backed Obligations (Cost $34,317,075)                                                  33,843,318

-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.6%
-----------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                    140,000          136,636
-----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                       1,065,000        1,059,034
4.125%, 7/12/10                                                                         120,000          115,108
4.375%, 11/16/07                                                                         65,000           64,278
5.125%, 4/18/08-4/18/11                                                                 255,000          254,290
6.625%, 9/15/09                                                                         240,000          250,810
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                             320,000          316,939
4.25%, 7/15/07                                                                          550,000          544,235
6%, 5/15/11                                                                             600,000          619,256
7.25%, 1/15/10 9                                                                        750,000          801,738
-----------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                        109,000          109,662
Series A, 6.79%, 5/23/12                                                                766,000          825,377
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                         217,000          220,323
STRIPS, 4.96%, 2/15/16 10                                                               171,000          103,654
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 1/15/11-8/15/15                                                                  354,000          342,425
4.375%, 12/31/07-1/31/08                                                                233,000          231,093
4.50%, 2/28/11-2/15/16                                                                  237,000          228,894
4.625%, 2/29/08-3/31/08                                                                 557,000          554,604
4.75%, 3/31/11                                                                          376,000          373,151
                                                                                                   --------------
Total U.S. Government Obligations (Cost $7,305,305)                                                    7,151,507

-----------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--11.6%
-----------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                          215,000          203,190
-----------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                     125,000          131,875
-----------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                            180,000          201,767
-----------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 11                                            220,000          201,084
-----------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                 130,000          125,125
-----------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                      235,000          252,402
-----------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                                  115,000          145,774
-----------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                              240,000          252,591
-----------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                       120,000          126,322
-----------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                   235,000          257,719


                  18 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                   $   105,000    $     109,404
-----------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                 125,000          124,818
-----------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32                             225,000          253,037
-----------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                              270,000          258,585
-----------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                   270,000          259,702
-----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.25% Nts., 3/2/11                              260,000          256,549
-----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                         150,000          143,262
6.125% Nts., 1/15/14                                                                    115,000          112,051
-----------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings Corp., 7.30% Nts., 1/15/12                       240,000          254,615
-----------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                        170,000          194,869
-----------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                               235,000          254,759
-----------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                           120,000          120,098
-----------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                             230,000          250,166
-----------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                       170,000          174,228
-----------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                               105,000          105,006
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                              130,000          141,670
-----------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                          160,000          144,911
6.625% Nts., 6/16/08                                                                    405,000          380,698
-----------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                     135,000          136,825
9.55% Unsub. Nts., 12/15/08 3                                                            29,000           31,539
-----------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                      410,000          402,456
8% Bonds, 11/1/31                                                                       205,000          194,893
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                           260,000          250,201
-----------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 4,11                                    300,000          277,098
-----------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                               125,000          125,143
-----------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                     155,000          167,750
-----------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 3                                  300,000          290,349
-----------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 4                                               95,000           96,152
-----------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 3                              110,000          114,950
-----------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                    270,000          258,362
-----------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                                 185,000          197,860
-----------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                                          265,000          251,169
-----------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                 135,000          128,024
-----------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                           165,000          152,165


                  19 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                  $   145,000    $     149,405
-----------------------------------------------------------------------------------------------------------------
Kroger Co. (The):
5.50% Unsec. Unsub. Nts., 2/1/13                                                        200,000          194,414
6.80% Sr. Unsec. Nts., 4/1/11                                                            55,000           57,282
-----------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                     140,000          130,978
-----------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                         130,000          126,145
-----------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                            175,000          150,697
-----------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                  90,000           92,471
-----------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                        88,000           77,861
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                         135,000          128,039
-----------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                           135,000          123,095
-----------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                             200,000          198,250
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                      240,000          251,176
-----------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                            17,000           17,506
-----------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                       95,000           96,316
6.25% Sr. Unsec. Nts., 11/15/11                                                          30,000           30,739
-----------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                190,000          205,439
-----------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
5.75% Nts., 12/15/15 4                                                                  175,000          166,119
5.75% Unsec. Unsub. Nts., Series 12, 12/15/15                                           215,000          204,089
-----------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 4                    373,056          366,336
-----------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 4                  62,655           58,380
-----------------------------------------------------------------------------------------------------------------
Popular North America, Inc.:
4.70% Nts., 6/30/09                                                                     100,000           97,107
5.20% Nts., 12/12/07                                                                    150,000          149,091
-----------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 4                      95,000          102,416
-----------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 4                             295,000          353,278
-----------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                 260,000          312,116
-----------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                             130,000          129,574
-----------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                       105,000           97,871
-----------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                            245,000          251,587
-----------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                245,000          287,349
-----------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                             30,000           32,966
-----------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                              220,000          252,369
-----------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                    165,000          166,255
-----------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                                                      225,000          228,009
6.125% Unsec. Unsub. Nts., 1/15/09                                                       31,000           31,360
-----------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                                        50,000           50,342


                  20 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07                     $   215,000    $     208,260
-----------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                                                     135,000          120,649
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                   120,000          127,310
-----------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                               260,000          260,078
-----------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.60% Sub. Nts., 3/15/16                                              130,000          127,255
-----------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                               165,000          178,719
                                                                                                   --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $15,191,089)                                    14,899,911

-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.3%
-----------------------------------------------------------------------------------------------------------------
Undivided interest of 0.74% in joint repurchase agreement (Principal
Amount/Value $912,364,000, with a maturity value of $912,721,343) with UBS
Warburg LLC, 4.70%, dated 4/28/06, to be repurchased at $6,786,657 on 5/1/06, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$933,734,744
(Cost $6,784,000)                                                                     6,784,000        6,784,000

-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $129,499,995)                                           107.9%     138,053,651
-----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                      (7.9)     (10,065,178)
                                                                                    -----------------------------
NET ASSETS                                                                                100.0%   $ 127,988,473
                                                                                    =============================


                  21 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                       CONTRACTS    EXPIRATION     EXERCISE      PREMIUM         VALUE
                                 SUBJECT TO CALL          DATE        PRICE     RECEIVED    SEE NOTE 7
------------------------------------------------------------------------------------------------------
Medlmmune, Inc.                              102       6/19/06       $40.00       $9,594        $1,020

3. Represents the current interest rate for a variable or increasing rate security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,744,045 or 1.36% of the Fund's net assets as of April 30, 2006.

5. When-issued security or forward commitment to be delivered and settled after April 30, 2006. See Note 1 of accompanying Notes.

6. Illiquid security. The aggregate value of illiquid securities as of April 30, 2006 was $553,892, which represents 0.43% of the Fund's net assets. See Note 10 of accompanying Notes.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,533,614 or 1.20% of the Fund's net assets as of April 30, 2006.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $79,049 or 0.06% of the Fund's net assets as of April 30, 2006.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $235,176. See Note 6 of accompanying Notes.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2006
-----------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------
Investments, at value (cost $129,499,995)--see accompanying statement of investments             $   138,053,651
-----------------------------------------------------------------------------------------------------------------
Cash                                                                                                      39,927
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                  9,797
-----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $3,480,880 sold on a when-issued basis or forward commitment)              4,474,178
Interest, dividends and principal paydowns                                                               613,873
Shares of capital stock sold                                                                              82,421
Other                                                                                                     11,300
                                                                                                 ----------------
Total assets                                                                                         143,285,147

-----------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Bank overdraft-foreign currencies (cost $4,062)                                                            4,062
-----------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $9,594)--
see accompanying statement of investments                                                                  1,020
-----------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                  7,850
-----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $14,026,664 purchased
on a when-issued basis or forward commitment)                                                         15,023,331
Shares of capital stock redeemed                                                                         110,285
Directors' compensation                                                                                   27,968
Distribution and service plan fees                                                                        26,073
Shareholder communications                                                                                20,362
Transfer and shareholder servicing agent fees                                                             19,838
Futures margins                                                                                            6,778
Other                                                                                                     49,107
                                                                                                 ----------------
Total liabilities                                                                                     15,296,674

-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $   127,988,473
                                                                                                 ================

-----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                             $         8,576
-----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                           121,845,773
-----------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                        275,488
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                        (2,694,259)
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                                      8,552,895
                                                                                                 ----------------
NET ASSETS                                                                                       $   127,988,473
                                                                                                 ================


                  23 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $106,012,750 and 7,106,059 shares of capital stock outstanding)                                      $  14.92
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                             $  15.83

-----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $11,655,294 and 769,909 shares of capital stock outstanding)                                         $  15.14

-----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $8,496,906 and 577,668 shares of capital stock outstanding)                                          $  14.71

-----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,823,523 and 122,712 shares of capital stock outstanding)                                          $  14.86

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2006
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------
Interest                                                                                         $     1,571,678
-----------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $8,700)                                                   453,946
                                                                                                 ----------------
Total investment income                                                                                2,025,624

-----------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------
Management fees                                                                                          404,809
-----------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                  130,855
Class B                                                                                                   60,513
Class C                                                                                                   43,381
Class N                                                                                                    4,472
-----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                   84,968
Class B                                                                                                   14,664
Class C                                                                                                   10,589
Class N                                                                                                    2,978
-----------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                   25,689
Class B                                                                                                    4,452
Class C                                                                                                    2,174
Class N                                                                                                      299
-----------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                               17,881
-----------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                    7,500
-----------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                    1,109
-----------------------------------------------------------------------------------------------------------------
Other                                                                                                     32,296
                                                                                                 ----------------
Total expenses                                                                                           848,629
Less waivers and reimbursements of expenses                                                                  (24)
                                                                                                 ----------------
Net expenses                                                                                             848,605

-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                  1,177,019


                  25 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                      $     2,342,295
Closing and expiration of option contracts written                                                        15,589
Closing and expiration of futures contracts                                                              298,311
Foreign currency transactions                                                                              4,240
Swap contracts                                                                                            (4,458)
                                                                                                 ----------------
Net realized gain                                                                                      2,655,977
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                              236,990
Translation of assets and liabilities denominated in foreign currencies                                   47,165
Futures contracts                                                                                       (215,705)
Option contracts                                                                                            (665)
Swap contracts                                                                                             8,539
                                                                                                 ----------------
Net change in unrealized appreciation                                                                     76,324

-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $     3,909,320
                                                                                                 ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS             YEAR
                                                                                  ENDED            ENDED
                                                                         APRIL 30, 2006      OCTOBER 31,
                                                                            (UNAUDITED)             2005
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                                     $   1,177,019    $   1,925,400
---------------------------------------------------------------------------------------------------------
Net realized gain                                                             2,655,977        6,583,116
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            76,324          744,947
                                                                          -------------------------------
Net increase in net assets resulting from operations                          3,909,320        9,253,463

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                      (1,187,738)      (1,991,668)
Class B                                                                         (78,071)        (127,951)
Class C                                                                         (61,899)         (73,018)
Class N                                                                         (16,220)         (22,788)

---------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                      (3,903,126)      (1,298,550)
Class B                                                                      (1,285,605)      (1,695,759)
Class C                                                                          26,056        1,529,758
Class N                                                                          47,571          167,777

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                    (2,549,712)       5,741,264
---------------------------------------------------------------------------------------------------------
Beginning of period                                                         130,538,185      124,796,921
                                                                          -------------------------------
End of period (including accumulated net investment income
of $275,488 and $442,397, respectively)                                   $ 127,988,473    $ 130,538,185
                                                                          ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       APRIL 30, 2006                                                                   OCT. 31,
CLASS A                                   (UNAUDITED)          2005          2004            2003            2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    14.63     $   13.85     $   13.04       $   11.56       $   12.54       $  14.23
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .14 1         .24 1         .12 1           .14             .22            .26
Net realized and unrealized gain (loss)           .31           .81           .81            1.48            (.94)         (1.69)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                  .45          1.05           .93            1.62            (.72)         (1.43)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.16)         (.27)         (.12)           (.14)           (.26)          (.26)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $    14.92     $   14.63     $   13.85       $   13.04       $   11.56       $  12.54
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               3.12%         7.59%         7.12%          14.17%          (5.86)%       (10.12)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  106,013     $ 107,800     $ 103,268       $ 100,032       $  92,806       $112,864
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  107,763     $ 108,141     $ 103,979       $  94,811       $ 104,415       $128,477
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            1.96%         1.62%         0.88%           1.18%           1.73%          1.88%
Total expenses                                   1.17%         1.10%         1.13% 4,5       1.26% 4,5       1.21% 4,5      1.19% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            38% 6         68% 6         79% 6          275%            193%           164%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS     SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended April 30, 2006              $110,429,729          $118,969,401
Year Ended October 31, 2005                   288,196,124           291,611,924
Year Ended October 31, 2004                   316,759,702           306,486,129

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       APRIL 30, 2006                                                                   OCT. 31,
CLASS B                                   (UNAUDITED)          2005          2004            2003            2002           2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    14.84     $   14.04     $   13.23       $   11.73       $   12.72       $  14.43
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .08 1         .11 1          -- 1           .04             .11            .15
Net realized and unrealized gain (loss)           .32           .83           .81            1.50            (.94)         (1.70)
                                           ---------------------------------------------------------------------------------------
Total from investment operations                  .40           .94           .81            1.54            (.83)         (1.55)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.10)         (.14)           -- 2          (.04)           (.16)          (.16)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $    15.14     $   14.84     $   14.04       $   13.23       $   11.73       $  12.72
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               2.68%         6.68%         6.13%          13.21%          (6.61)%       (10.79)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $   11,655     $  12,692     $  13,619       $  14,747       $  12,204       $ 14,770
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   12,240     $  13,568     $  14,875       $  12,776       $  13,639       $ 16,569
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                     1.10%         0.74%        (0.01)%          0.31%           0.94%          1.14%
Total expenses                                   2.03%         1.98%         2.02%           2.15%           2.00%          1.94%
Expenses after payments and waivers
and reduction to custodian expenses              2.03%         1.98%         2.02%           2.11%           2.00%          1.94%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            38% 5         68% 5         79% 5          275%            193%           164%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended April 30, 2006               $110,429,729         $118,969,401
Year Ended October 31, 2005                    288,196,124          291,611,924
Year Ended October 31, 2004                    316,759,702          306,486,129

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       APRIL 30, 2006                                                                   OCT. 31,
CLASS C                                   (UNAUDITED)          2005          2004            2003            2002           2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    14.43     $   13.66     $   12.88       $   11.43       $   12.41       $  14.08
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .08 1         .10 1          -- 1           .07             .13            .13
Net realized and unrealized gain (loss)           .30           .82           .79            1.43            (.94)         (1.64)
                                           ---------------------------------------------------------------------------------------
Total from investment operations                  .38           .92           .79            1.50            (.81)         (1.51)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.10)         (.15)         (.01)           (.05)           (.17)          (.16)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $    14.71     $   14.43     $   13.66       $   12.88       $   11.43       $  12.41
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               2.66%         6.71%         6.13%          13.18%          (6.64)%       (10.76)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $    8,497     $   8,305     $   6,422       $   4,666       $   2,984       $  2,893
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $    8,779     $   7,524     $   5,726       $   3,806       $   2,961       $  3,280
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            1.12%         0.71%         0.00%           0.29%           0.93%          1.14%
Total expenses                                   2.01%         2.00%         2.02%           2.17%           2.00%          1.94%
Expenses after payments and waivers
and reduction to custodian expenses              2.01%         2.00%         2.02%           2.12%           2.00%          1.94%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            38% 4         68% 4         79% 4          275%            193%           164%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended April 30, 2006                $110,429,729        $118,969,401
Year Ended October 31, 2005                     288,196,124         291,611,924
Year Ended October 31, 2004                     316,759,702         306,486,129

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       APRIL 30, 2006                                                                   OCT. 31,
CLASS N                                   (UNAUDITED)          2005          2004            2003            2002         2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    14.57     $   13.80     $   13.00       $   11.52       $   12.52       $  13.74
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .11 2         .17 2         .06 2           .12             .16            .12
Net realized and unrealized gain (loss)           .31           .81           .81            1.46            (.91)         (1.20)
                                           ---------------------------------------------------------------------------------------
Total from investment operations                  .42           .98           .87            1.58            (.75)         (1.08)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.13)         (.21)         (.07)           (.10)           (.25)          (.14)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $    14.86     $   14.57     $   13.80       $   13.00       $   11.52       $  12.52
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               2.92%         7.09%         6.68%          13.81%          (6.17)%        (7.90)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $    1,823     $   1,741     $   1,488       $     392       $     241       $      2
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $    1,816     $   1,647     $   1,030       $     342       $     160       $      1
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            1.55%         1.17%         0.46%           0.79%           1.28%          1.04%
Total expenses                                   1.58%         1.54%         1.61%           2.04%           1.60%          1.68%
Expenses after payments and waivers
and reduction to custodian expenses              1.57%         1.54%         1.55%           1.58%           1.60%          1.68%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            38% 5         68% 5         79% 5          275%            193%           164%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended April 30, 2006             $110,429,729           $118,969,401
Year Ended October 31, 2005                  288,196,124            291,611,924
Year Ended October 31, 2004                  316,759,702            306,486,129

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Disciplined Allocation Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                  32 | OPPENHEIMER DISCIPLINED ALLOCATION FUND trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2006, the Fund had purchased $14,026,664 of securities issued on a when-issued basis or forward commitment and sold $3,480,880 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to


                  33 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions,


                  34 | OPPENHEIMER DISCIPLINED ALLOCATION FUND the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2,394,965 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of April 30, 2006, it is estimated that the Fund will utilize $2,655,977 of capital loss carryforward to offset realized capital gains. During the year ended October 31, 2005, the Fund utilized $6,206,177 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of October 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                           EXPIRING
                           --------------------------
                           2010            $5,050,942

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2006, the Fund's projected benefit obligations were decreased by $884 and payments of $1,986 were made to retired directors, resulting in an accumulated liability of $19,983 as of April 30, 2006.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


                  35 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At April 30, 2006, the Fund had $458 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 550 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            SIX MONTHS ENDED APRIL 30, 2006       YEAR ENDED OCTOBER 31, 2005
                                                    SHARES           AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                               329,451   $    4,892,198         818,855     $  11,945,822
Dividends and/or
distributions reinvested                            75,618        1,117,332         131,047         1,915,494
Redeemed                                          (666,464)      (9,912,656)     (1,040,110)      (15,159,866)
                                                 -------------------------------------------------------------
Net decrease                                      (261,395)  $   (3,903,126)        (90,208)    $  (1,298,550)
                                                 =============================================================


                  36 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                            SIX MONTHS ENDED APRIL 30, 2006       YEAR ENDED OCTOBER 31, 2005
                                                    SHARES           AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                65,497   $      987,361         215,428     $   3,183,426
Dividends and/or
distributions reinvested                             4,768           71,550           8,063           119,409
Redeemed                                          (155,518)      (2,344,516)       (338,238)       (4,998,594)
                                                 -------------------------------------------------------------
Net decrease                                       (85,253)  $   (1,285,605)       (114,747)    $  (1,695,759)
                                                 =============================================================

--------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                               104,657   $    1,528,414         210,886     $   3,045,208
Dividends and/or
distributions reinvested                             3,874           56,495           4,885            70,489
Redeemed                                          (106,466)      (1,558,853)       (110,147)       (1,585,939)
                                                 -------------------------------------------------------------
Net increase                                         2,065   $       26,056         105,624     $   1,529,758
                                                 =============================================================

--------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                13,437   $      198,174          33,998     $     492,558
Dividends and/or
distributions reinvested                             1,101           16,211           1,563            22,772
Redeemed                                           (11,279)        (166,814)        (23,994)         (347,553)
                                                 -------------------------------------------------------------
Net increase                                         3,259   $       47,571          11,567     $     167,777
                                                 =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2006, were as follows:

                                               PURCHASES               SALES
   -------------------------------------------------------------------------
   Investment securities                   $  39,735,509       $  41,883,835
   U.S. government and government
   agency obligations                          4,395,657           4,117,667
   To Be Announced (TBA)
   mortgage-related securities               110,429,729         118,969,401

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

           FEE SCHEDULE
           -------------------------------------------------
           Up to $300 million of net assets           0.625%
           Next $100 million of net assets            0.500
           Over $400 million of net assets            0.450

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                  37 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

account fee. For the six months ended April 30, 2006, the Fund paid $113,705 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2006 for Class B, Class C and Class N shares were $415,380, $165,795 and $15,411, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                  38 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                   CLASS A           CLASS B          CLASS C           CLASS N
                                 CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                               FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                           SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS                   RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------
April 30, 2006                   $41,851               $60           $13,523           $1,163              $544

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2006, OFS waived $24 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of April 30, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.


                  39 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 2006, the Fund had outstanding futures contracts as follows:


                                                                                                   UNREALIZED
                                               EXPIRATION    NUMBER OF       VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                DATES    CONTRACTS        APRIL 30, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                                   6/21/06           32         $   3,419,000     $   (119,098)
                                                                                                 -------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.                      6/8/06           14             2,041,431           49,392
U.S. Treasury Nts., 2 yr.                         6/30/06           51            10,390,453           27,207
U.S. Treasury Nts., 5 yr.                         6/30/06           14             1,458,188           13,243
U.S. Treasury Nts., 10 yr.                        6/21/06           10             1,055,781           20,687
                                                                                                 -------------
                                                                                                      110,529
                                                                                                 -------------
                                                                                                 $     (8,569)
                                                                                                 =============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The


                  40 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 2006 was as follows:

                                                       CALL OPTIONS
                                        ----------------------------
                                        NUMBER OF         AMOUNT OF
                                        CONTRACTS          PREMIUMS
--------------------------------------------------------------------
Options outstanding as of
October 31, 2005                              127         $  15,589
Options written                               102             9,594
Options closed or expired                    (127)          (15,589)
                                        ----------------------------
Options outstanding as of
April 30, 2006                                102         $   9,594
                                        ============================

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.


                  41 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS Continued

Information regarding such credit default swaps as of April 30, 2006 is as follows:

                                                                    NOTIONAL           ANNUAL
                                                                      AMOUNT         INTEREST
                                                             RECEIVED BY THE             RATE        UNREALIZED
                                                                   FUND UPON          PAID BY      APPRECIATION
COUNTERPARTY                   REFERENCED DEBT OBLIGATION       CREDIT EVENT         THE FUND    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Barclays Bank plc                         Whirlpool Corp.        $   200,000            0.430%     $       (602)
----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           Dow Jones CDX High Yield Index            160,000            2.100             1,994
                                             Kohl's Corp.            130,000            0.260              (185)
                                             Kohl's Corp.            130,000            0.270              (242)
                                        Vernado Realty LP            130,000            0.320              (118)
                                        Vernado Realty LP            130,000            0.330                49
                                          Whirlpool Corp.            190,000            0.430              (720)
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP, INC.:
                           Dow Jones CDX High Yield Index            160,000            2.100             2,089
                           Dow Jones CDX High Yield Index            160,000            2.100             2,089
                                     Eastman Chemical Co.            160,000            0.550              (681)
                                              Tribune Co.            200,000            0.640            (1,760)
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
Capital Services, Inc.:
                                               Belo Corp.            145,000            0.650              (331)
                                               Belo Corp.             80,000            0.670              (275)
                                               Belo Corp.            165,000            0.675              (592)
                           Dow Jones CDX High Yield Index             80,000            2.100             1,158
                                     Eastman Chemical Co.            230,000            0.560              (824)
                             Marriott International, Inc.            130,000            0.300               (60)
                             Marriott International, Inc.            130,000            0.290                --
                                              Tribune Co.            190,000            0.640            (1,460)
                                                                                                   -------------
                                                                                                   $       (471)
                                                                                                   =============

--------------------------------------------------------------------------------
9. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


                  42 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

As of April 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                 NOTIONAL       TERMINATION           UNREALIZED
COUNTERPARTY            SWAP DESCRIPTION                                               AMOUNT              DATE         APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
                        Received or paid monthly. If the sum of the Lehman
                        Brothers CMBS Index Payer Payment Amount and the
                        Floating Rate Payer Payment Amount is positive, the
                        Counterparty will pay such amount to the Fund. If the
Goldman Sachs           sums are negative, then the Fund shall pay the
Group, Inc. (The)       absolute value of such amount to the Counterparty.         $1,000,000            6/1/06               $2,418

Abbreviations are as follows:

CMBS                    Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
10. ILLIQUID SECURITIES

As of April 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
11. FUND REORGANIZATION

On December 15, 2005, the Board of Directors of Oppenheimer Disciplined Allocation Fund (the "Fund") approved a proposal to reorganize the Fund with and into the Oppenheimer Balanced Fund ("Balanced Fund"). In a special meeting held on April 20, 2006, Shareholders of the Fund approved a Plan of Reorganization between the Fund and Balanced Fund, and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of the Fund to Balanced Fund in exchange for Class A, Class B, Class C and Class N shares of Balanced Fund, (b) the distribution of Class A, Class B, Class C and Class N shares of Balanced Fund to the Class A, Class B, Class C and Class N shareholders of the Fund in complete liquidation of the Fund and (c) the cancellation of the outstanding shares of the Fund.

--------------------------------------------------------------------------------
12. SUBSEQUENT EVENT

Oppenheimer Disciplined Allocation Fund merged into Oppenheimer Balanced Fund on May 11, 2006.

--------------------------------------------------------------------------------
13. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New


                  43 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. LITIGATION Continued

York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/ Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.


                  44 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  45 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


OPPENHEIMER VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                   10.5%
--------------------------------------------------------------------------------
Oil & Gas                                                                   9.9
--------------------------------------------------------------------------------
Commercial Banks                                                            8.6
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.1
--------------------------------------------------------------------------------
Media                                                                       7.2
--------------------------------------------------------------------------------
Aerospace & Defense                                                         6.9
--------------------------------------------------------------------------------
Pharmaceuticals                                                             5.6
--------------------------------------------------------------------------------
Capital Markets                                                             5.0
--------------------------------------------------------------------------------
Electric Utilities                                                          5.0
--------------------------------------------------------------------------------
Tobacco                                                                     4.7

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
United Technologies Corp.                                                   5.8%
--------------------------------------------------------------------------------
UBS AG                                                                      5.0
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          4.7
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                           4.6
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           4.3
--------------------------------------------------------------------------------
Wachovia Corp.                                                              4.0
--------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                                                   3.9
--------------------------------------------------------------------------------
BP plc, ADR                                                                 3.7
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              3.5
--------------------------------------------------------------------------------
Synopsys, Inc.                                                              3.2

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


                           9 | OPPENHEIMER VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                               31.1%
 Commercial Banks                         9.0
 Diversified Financial Services           8.6
 Capital Markets                          5.3
 Insurance                                4.4
 Thrifts & Mortgage Finance               3.8
Industrials                              13.4
Information Technology                   11.8
Energy                                   10.5
Consumer Staples                          8.3
Consumer Discretionary                    7.6
Utilities                                 6.1
Health Care                               5.9
Materials                                 3.5
Telecommunication Services                1.8

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                           10 | OPPENHEIMER VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                           11 | OPPENHEIMER VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the


                           12 | OPPENHEIMER VALUE FUND

"hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                BEGINNING        ENDING         EXPENSES
                                ACCOUNT          ACCOUNT        PAID DURING
                                VALUE            VALUE          6 MONTHS ENDED
                                (11/1/05)        (4/30/06)      APRIL 30, 2006
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00        $1,091.90      $4.89
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00         1,020.13       4.72
--------------------------------------------------------------------------------
Class B Actual                   1,000.00         1,086.90       9.51
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00         1,015.72       9.19
--------------------------------------------------------------------------------
Class C Actual                   1,000.00         1,087.70       8.99
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00         1,016.22       8.69
--------------------------------------------------------------------------------
Class N Actual                   1,000.00         1,089.80       6.50
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00         1,018.60       6.28
--------------------------------------------------------------------------------
Class Y Actual                   1,000.00         1,093.70       3.17
--------------------------------------------------------------------------------
Class Y Hypothetical             1,000.00         1,021.77       3.06

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2006 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.94%
------------------------
Class B        1.83
------------------------
Class C        1.73
------------------------
Class N        1.25
------------------------
Class Y        0.61

--------------------------------------------------------------------------------


                           13 | OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--94.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.2%
--------------------------------------------------------------------------------
MEDIA--7.2%
Comcast Corp., Cl. A
Special, Non-Vtg. 1                                972,700      $    29,988,341
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series A 1                                       1,424,546           29,502,348
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                       3,327,131           66,442,806
--------------------------------------------------------------------------------
News Corp., Inc.,
Cl. A                                              539,100            9,250,956
                                                                ----------------
                                                                    135,184,451

--------------------------------------------------------------------------------
CONSUMER STAPLES--7.9%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Wal-Mart Stores, Inc.                              612,800           27,594,384
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.7%
ConAgra Foods, Inc.                              1,431,400           32,464,152
--------------------------------------------------------------------------------
TOBACCO--4.7%
Altria Group, Inc.                               1,220,800           89,313,728
--------------------------------------------------------------------------------
ENERGY--9.9%
--------------------------------------------------------------------------------
OIL & GAS--9.9%
BP plc, ADR                                        953,230           70,272,116
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                1,289,500           81,341,660
--------------------------------------------------------------------------------
TotalFinaElf SA,
Sponsored ADR                                      257,300           35,512,546
                                                                ----------------
                                                                    187,126,322

--------------------------------------------------------------------------------
FINANCIALS--29.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.0%
UBS AG                                             811,475           94,820,854
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.6%
Wachovia Corp.                                   1,253,100           74,998,035
--------------------------------------------------------------------------------
Wells Fargo & Co.                                1,262,510           86,721,812
                                                                ----------------
                                                                    161,719,847

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.1%
Bank of America
Corp.                                              787,578           39,315,894
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                         134,400           19,153,344

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Capital One
Financial Corp.                                    660,100      $    57,191,064
--------------------------------------------------------------------------------
Citigroup, Inc.                                    757,266           37,825,437
                                                                ----------------
                                                                    153,485,739

--------------------------------------------------------------------------------
INSURANCE--4.2%
Everest Re Group Ltd.                              206,500           18,791,500
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                      1,268,870           42,126,484
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                      685,570           18,901,165
                                                                ----------------
                                                                     79,819,149

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.6%
Countrywide
Financial Corp.                                    721,440           29,333,750
--------------------------------------------------------------------------------
Freddie Mac                                        622,270           37,995,806
                                                                ----------------
                                                                     67,329,556

--------------------------------------------------------------------------------
HEALTH CARE--5.6%
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.6%
Pfizer, Inc.                                     2,346,600           59,439,378
--------------------------------------------------------------------------------
Sanofi-Aventis SA,
ADR                                                987,600           46,456,704
                                                                ----------------
                                                                    105,896,082

--------------------------------------------------------------------------------
INDUSTRIALS--12.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--6.9%
Honeywell
International, Inc.                                483,600           20,553,000
--------------------------------------------------------------------------------
United Technologies
Corp.                                            1,731,100          108,730,391
                                                                ----------------
                                                                    129,283,391

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Cendant Corp.                                    2,155,540           37,571,062
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.9%
Siemens AG,
Sponsored ADR                                      781,000           73,913,840


                           14 | OPPENHEIMER VALUE FUND

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.2%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Hutchinson
Technology, Inc. 1                                 564,900      $    13,427,673
--------------------------------------------------------------------------------
SOFTWARE--10.5%
Compuware Corp. 1                                3,381,691           25,971,387
--------------------------------------------------------------------------------
Microsoft Corp.                                  2,062,660           49,813,239
--------------------------------------------------------------------------------
Novell, Inc. 1                                   3,466,040           28,490,849
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                 2,745,825           59,941,360
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                 2,014,225           34,342,536
                                                                ----------------
                                                                    198,559,371

--------------------------------------------------------------------------------
MATERIALS--3.3%
--------------------------------------------------------------------------------
CHEMICALS--2.3%
Dow Chemical Co.
(The)                                              392,100           15,923,181
--------------------------------------------------------------------------------
Praxair, Inc.                                      491,680           27,597,998
                                                                ----------------
                                                                     43,521,179

--------------------------------------------------------------------------------
METALS & MINING--1.0%
Phelps Dodge Corp.                                 226,100           19,487,559
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.7%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
IDT Corp., Cl. B 1                               1,277,203           14,176,953
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                692,000           17,161,600
                                                                ----------------
                                                                     31,338,553

--------------------------------------------------------------------------------
UTILITIES--5.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.0%
AES Corp. (The) 1                                2,045,980           34,720,281
--------------------------------------------------------------------------------
CMS Energy Corp. 1                               1,401,600           18,669,312
--------------------------------------------------------------------------------
PG&E Corp.                                         539,230           21,482,923
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                           1,582,730           17,963,986
                                                                ----------------
                                                                     92,836,502

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Sempra Energy                                      336,430      $    15,482,507
                                                                ----------------
Total Common Stocks
(Cost $1,598,797,787)                                             1,790,175,901

                                                 PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.1%
--------------------------------------------------------------------------------
Undivided interest of 6.37% in joint
repurchase agreement (Principal
Amount/Value $912,364,000,
with a maturity value of
$912,721,343) with UBS
Warburg LLC, 4.70%,
dated 4/28/06, to be
repurchased at
$58,163,772 on 5/1/06,
collateralized by
Federal National
Mortgage Assn.,
5%, 3/1/34, with
a value of
$933,734,744
(Cost $58,141,000)                             $58,141,000           58,141,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,656,938,787)                                 98.0%       1,848,316,901
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                         2.0           38,223,053
                                               ---------------------------------
NET ASSETS                                           100.0%     $ 1,886,539,954
                                               =================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           15 | OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $1,656,938,787)
 --see accompanying statement of investments                    $ 1,848,316,901
--------------------------------------------------------------------------------
Cash                                                                     82,768
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     82,497,131
Shares of capital stock sold                                          6,160,776
Interest and dividends                                                1,573,854
Other                                                                    30,000
                                                                ----------------
Total assets                                                      1,938,661,430

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                42,963,581
Shares of capital stock redeemed                                      8,290,480
Distribution and service plan fees                                      309,146
Transfer and shareholder servicing agent fees                           266,800
Directors' compensation                                                 108,105
Shareholder communications                                              108,023
Other                                                                    75,341
                                                                ----------------
Total liabilities                                                    52,121,476

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,886,539,954
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                            $        76,655
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,667,151,275
--------------------------------------------------------------------------------
Accumulated net investment income                                     5,831,404
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                         22,102,506
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          191,378,114
                                                                ----------------
NET ASSETS                                                      $ 1,886,539,954
                                                                ================


                           16 | OPPENHEIMER VALUE FUND

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,093,464,763 and 44,240,204 shares of capital stock outstanding)                 $24.72
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                           $26.23
-----------------------------------------------------------------------------------------

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $142,177,891
and 5,896,509 shares of capital stock outstanding)                                 $24.11
-----------------------------------------------------------------------------------------

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $221,764,744
and 9,322,155 shares of capital stock outstanding)                                 $23.79
-----------------------------------------------------------------------------------------

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $103,166,000
and 4,248,488 shares of capital stock outstanding)                                 $24.28
-----------------------------------------------------------------------------------------

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $325,966,556 and 12,947,764 shares of capital stock outstanding)         $25.18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           17 | OPPENHEIMER VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $383,180)        $    16,317,383
--------------------------------------------------------------------------------
Interest                                                              1,453,854
                                                                ----------------
Total investment income                                              17,771,237

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,838,631
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,175,108
Class B                                                                 662,587
Class C                                                                 979,270
Class N                                                                 243,920
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 820,387
Class B                                                                 185,938
Class C                                                                 199,627
Class N                                                                 117,104
Class Y                                                                 104,386
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  96,689
Class B                                                                  30,556
Class C                                                                  21,976
Class N                                                                   3,482
--------------------------------------------------------------------------------
Directors' compensation                                                  43,719
--------------------------------------------------------------------------------
Accounting service fees                                                   7,500
--------------------------------------------------------------------------------
Custodian fees and expenses                                               4,819
--------------------------------------------------------------------------------
Other                                                                    72,239
                                                                ----------------
Total expenses                                                        8,607,938

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 9,163,299

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                     22,886,064
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                106,034,489

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   138,083,852
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           18 | OPPENHEIMER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                      SIX MONTHS              YEAR
                                                                           ENDED             ENDED
                                                                  APRIL 30, 2006       OCTOBER 31,
                                                                     (UNAUDITED)              2005
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                           $      9,163,299   $     6,154,255
---------------------------------------------------------------------------------------------------
Net realized gain                                                     22,886,064        70,292,725
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                106,034,489        20,234,425
                                                                -----------------------------------
Net increase in net assets resulting from operations                 138,083,852        96,681,405

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                               (6,280,139)       (2,034,104)
Class B                                                                       --                --
Class C                                                                 (257,711)               --
Class N                                                                 (403,059)          (98,987)
Class Y                                                               (1,646,648)         (289,396)
---------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              (37,624,088)       (3,563,988)
Class B                                                               (5,717,075)         (799,560)
Class C                                                               (7,962,476)         (788,223)
Class N                                                               (3,484,148)         (319,960)
Class Y                                                               (7,335,784)         (289,411)

---------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
stock transactions:
Class A                                                              218,197,732       401,024,642
Class B                                                                9,500,162        30,568,616
Class C                                                               42,905,064        80,170,490
Class N                                                               22,706,638        38,290,520
Class Y                                                              174,550,099       103,772,486

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase                                                       535,232,419       742,324,530
---------------------------------------------------------------------------------------------------
Beginning of period                                                1,351,307,535       608,983,005
                                                                -----------------------------------
End of period (including accumulated net investment
income of $5,831,404 and $5,255,662, respectively)              $  1,886,539,954   $ 1,351,307,535
                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           19 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                      YEAR
                                                 ENDED                                                                     ENDED
                                        APRIL 30, 2006                                                                  OCT. 31,
CLASS A                                    (UNAUDITED)        2005          2004            2003            2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    23.79    $   21.15     $   18.46       $   14.78       $   15.93       $   17.06
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .15 1        .19 1         .13 1           .04             .07             .03
Net realized and unrealized gain (loss)          1.98         2.75          2.61            3.67           (1.21)           (.98)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                 2.13         2.94          2.74            3.71           (1.14)           (.95)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.17)        (.11)         (.05)           (.03)           (.01)           (.18)
Distributions from net realized gain            (1.03)        (.19)           --              --              --              --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (1.20)        (.30)         (.05)           (.03)           (.01)           (.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    24.72    $   23.79     $   21.15       $   18.46       $   14.78       $   15.93
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               9.19%       13.99%        14.85%          25.18%          (7.15)%         (5.60)%
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                             $1,093,465    $ 835,793     $ 378,785       $ 215,019       $ 141,563       $ 166,285
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  959,430    $ 600,426     $ 303,560       $ 166,143       $ 166,319       $ 181,631
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            1.30%        0.83%         0.66%           0.37%           0.38%           0.19%
Total expenses                                   0.94%        0.99% 4       1.07% 4,5       1.22% 4,5       1.22% 4,5       1.26% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            36%          72%           85%            117%            150%            336%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           20 | OPPENHEIMER VALUE FUND

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       APRIL 30, 2006                                                                   OCT. 31,
CLASS B                                   (UNAUDITED)         2005          2004            2003            2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    23.17    $   20.68     $   18.18       $   14.64       $   15.89       $   16.99
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .05 1       (.01) 1       (.05) 1         (.06)           (.10)           (.11)
Net realized and unrealized gain (loss)          1.92         2.69          2.55            3.60           (1.15)           (.97)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                 1.97         2.68          2.50            3.54           (1.25)          (1.08)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               --           --            --              --              --            (.02)
Distributions from net realized gain            (1.03)        (.19)           --              --              --              --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (1.03)        (.19)           --              --              --            (.02)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    24.11    $   23.17     $   20.68       $   18.18       $   14.64       $   15.89
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               8.69%       13.02%        13.75%          24.18%          (7.87)%         (6.34)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  142,178    $ 127,258     $  85,683       $  60,858       $  47,323       $  57,584
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  133,886    $ 109,545     $  77,341       $  51,476       $  56,200       $  65,115
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                     0.43%       (0.03)%       (0.24)%         (0.44)%         (0.40)%         (0.57)%
Total expenses                                   1.83%        1.87%         1.98%           2.14%           2.01%           2.01%
Expenses after payments and waivers
and reduction to custodian expenses              1.83%        1.87%         1.98%           2.05%           2.01%           2.01%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            36%          72%           85%            117%            150%            336%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           21 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       APRIL 30, 2006                                                                   OCT. 31,
CLASS C                                   (UNAUDITED)         2005          2004            2003            2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    22.89    $   20.41     $   17.93       $   14.44       $   15.67       $   16.77
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .06 1        .01 1        (.03) 1          .03            (.01)           (.08)
Net realized and unrealized gain (loss)          1.90         2.66          2.51            3.46           (1.22)           (.99)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                 1.96         2.67          2.48            3.49           (1.23)          (1.07)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.03)          --            --              --              --            (.03)
Distributions from net realized gain            (1.03)        (.19)           --              --              --              --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (1.06)        (.19)           --              --              --            (.03)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    23.79    $   22.89     $   20.41       $   17.93       $   14.44       $   15.67
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               8.77%       13.14%        13.83%          24.17%          (7.85)%         (6.38)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  221,765    $ 170,710     $  79,501       $  32,625       $  13,466       $  10,494
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  197,838    $ 124,605     $  61,387       $  21,366       $  12,977       $  11,088
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                     0.52%        0.04%        (0.17)%         (0.49)%         (0.41)%         (0.56)%
Total expenses                                   1.73%        1.77% 4       1.89% 4,5       2.07% 4,5       2.00% 4,5       2.01% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            36%          72%           85%            117%            150%            336%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           22 | OPPENHEIMER VALUE FUND

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       APRIL 30, 2006                                                                   OCT. 31,
CLASS N                                   (UNAUDITED)         2005          2004            2003            2002          2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    23.38    $   20.80     $   18.25       $   14.68       $   15.90       $   18.08
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .12 2        .11 2         .06 2           .03             .05            (.02)
Net realized and unrealized gain (loss)          1.93         2.72          2.56            3.59           (1.22)          (2.16)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                 2.05         2.83          2.62            3.62           (1.17)          (2.18)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.12)        (.06)         (.07)           (.05)           (.05)             --
Distributions from net realized gain            (1.03)        (.19)           --              --              --              --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (1.15)        (.25)         (.07)           (.05)           (.05)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    24.28    $   23.38     $   20.80       $   18.25       $   14.68       $   15.90
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               8.98%       13.68%        14.39%          24.70%          (7.41)%        (12.06)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  103,166    $  76,058     $  33,100       $   7,417       $   1,201       $      12
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   98,605    $  53,166     $  23,344       $   3,275       $     508       $       5
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                     1.00%        0.50%         0.28%          (0.03)%          0.00%          (0.45)%
Total expenses                                   1.25%        1.30%         1.45%           1.61%           1.49%           1.61%
Expenses after payments and waivers and
reduction to custodian expenses                  1.25%        1.30%         1.45%           1.55%           1.49%           1.61%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            36%          72%           85%            117%            150%            336%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           23 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       APRIL 30, 2006                                                                   OCT. 31,
CLASS Y                                   (UNAUDITED)         2005          2004            2003            2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    24.23    $   21.54     $   18.79       $   14.96       $   16.20       $   17.07
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 1                    .20          .26           .24           (1.86)            .06             .10
Net realized and unrealized gain (loss)          2.01         2.81          2.62            5.71 1         (1.21) 1         (.97) 1
                                           ----------------------------------------------------------------------------------------
Total from investment operations                 2.21         3.07          2.86            3.85           (1.15)           (.87)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.23)        (.19)         (.11)           (.02)           (.09)             --
Distributions from net realized gain            (1.03)        (.19)           --              --              --              --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (1.26)        (.38)         (.11)           (.02)           (.09)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    25.18    $   24.23     $   21.54       $   18.79       $   14.96       $   16.20
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               9.37%       14.38%        15.30%          25.78%          (7.18)%         (5.10)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  325,966    $ 141,489     $  31,914       $   2,617       $   1,074       $     638
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  205,623    $  83,000     $   8,398       $   1,558       $     955       $     155
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            1.64%        1.10%         1.17%           0.76%           0.33%           0.62%
Total expenses                                   0.61%        0.70%         0.61%           1.19%           3.77%           1.20%
Expenses after payments and waivers
and reduction to custodian expenses              0.61%        0.70%         0.61%           0.80%           1.23%           0.83%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           36%           72%           85%            117%            150%            336%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           24 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00
P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded


                           25 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                           26 | OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2006, the Fund had no unused capital loss carryforward available for federal income tax purposes. During the year ended October 31, 2005, the Fund utilized $1,620,254 of capital loss carryforward to offset capital gains realized in that fiscal year. a,b

A. Includes $1,175,862 of capital loss carryforwards acquired in the November 6, 2003 merger of Oppenheimer Select Managers Salomon Brothers All Cap Fund.

B. Includes $444,392 of capital loss carryforwards acquired in the September 18, 2003 merger of Oppenheimer Trinity Value Fund.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2006, the Fund's projected benefit obligations were increased by $28,940 and payments of $7,245 were made to retired directors, resulting in an accumulated liability of $84,783 as of April 30, 2006.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                           27 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  unaudited / continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At April 30, 2006, the Fund had $1,256 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 600 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:


                           28 | OPPENHEIMER VALUE FUND

                          SIX MONTHS ENDED APRIL 30, 2006    YEAR ENDED OCTOBER 31, 2005
                                 SHARES            AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                         13,044,675     $ 312,710,703     21,899,954   $ 510,001,541
Dividends and/or
distributions reinvested      1,598,827        37,700,336        224,061       5,016,717
Redeemed                     (5,533,578)     (132,213,307)    (4,906,749)   (113,993,616)
                            -------------------------------------------------------------
Net increase                  9,109,924     $ 218,197,732     17,217,266   $ 401,024,642
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                          1,276,868     $  29,954,559      2,699,016   $  61,263,523
Dividends and/or
distributions reinvested        229,579         5,300,973         33,852         744,025
Redeemed                     (1,102,153)      (25,755,370)    (1,384,112)    (31,438,932)
                            -------------------------------------------------------------
Net increase                    404,294     $   9,500,162      1,348,756   $  30,568,616
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                          2,506,529     $  57,803,838      4,592,560   $ 103,383,454
Dividends and/or
distributions reinvested        288,014         6,558,085         31,946         693,237
Redeemed                       (928,830)      (21,456,859)    (1,062,520)    (23,906,201)
                            -------------------------------------------------------------
Net increase                  1,865,713     $  42,905,064      3,561,986   $  80,170,490
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                          2,166,878     $  50,825,881      2,243,821   $  51,659,803
Dividends and/or
distributions reinvested        158,150         3,669,069         18,560         409,435
Redeemed                     (1,329,912)      (31,788,312)      (600,186)    (13,778,718)
                            -------------------------------------------------------------
Net increase                    995,116     $  22,706,638      1,662,195   $  38,290,520
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                          8,071,428     $ 197,913,016      5,325,506   $ 127,221,723
Dividends and/or
distributions reinvested        366,523         8,792,882         25,451         578,749
Redeemed                     (1,329,570)      (32,155,799)      (992,963)    (24,027,986)
                            -------------------------------------------------------------
Net increase                  7,108,381     $  174,550,099     4,357,994   $ 103,772,486
                            =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2006, were as follows:

                                                 PURCHASES            SALES
---------------------------------------------------------------------------
Investment securities                         $903,998,761    $ 548,511,248

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:


                           29 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  unaudited / continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

            FEE SCHEDULE
            -----------------------------------------
            Up to $300 million of net assets    0.625%
            Next $100 million of net assets     0.500
            Over $400 million of net assets     0.450

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2006, the Fund paid $1,379,255 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class
N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2006 for Class B,


                           30 | OPPENHEIMER VALUE FUND

Class C and Class N shares were $3,178,105, $2,215,327 and $964,878, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A          CLASS B          CLASS C          CLASS N
                        CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                      FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                  SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS          RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED               DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------
April 30, 2006       $  565,079          $ 2,654       $  123,438         $ 23,376         $ 11,139

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.


                           31 | OPPENHEIMER VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           32 | OPPENHEIMER VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                           33 | OPPENHEIMER VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Leavy and the Manager's Value investment team and analysts. Mr. Leavy has had over 13 years of experience managing equity investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap value funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, and five-year performance were better than its peer group average. However its ten-year performance was below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were all lower than its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in


                           34 | OPPENHEIMER VALUE FUND
relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                           35 | OPPENHEIMER VALUE FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Goverance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.

By: /s/ JOHN V. MURPHY
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ JOHN V. MURPHY
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 15, 2006

By: /s/ BRIAN W. WIXTED
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 15, 2006